Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Insite Wireless Group, LLC

1199 North Fairfax Street, Suite 700

Alexandria, Virginia 22314

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Insite Wireless Group, LLC (the “Company”) and Barclays Capital Inc. (“Barclays”) and Guggenheim Securities, LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of cellular sites and the related tenant leases in conjunction with the proposed offering of Insite Wireless Group, LLC, Secured Cellular Site Revenue Notes, Series 2018-1.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On November 7, 2018, representatives of Barclays, on behalf of the Company, provided us with a computer-generated data file and related record layout (the “Statistical Data File”) containing data with respect to 1,563 cellular sites (the “Cellular Sites”) and the related 3,289 tenant leases (the “Tenant Leases”).

Further, on November 13, 2018, representatives of Barclays, on behalf of the Company, provided us with a listing (the “Sample Listing”) consisting of (i) 100 Cellular Sites (the “Sample Sites”) and (ii) 144 Tenant Leases related to the 100 Sample Sites (the “Sample Tenant Leases”).

We make no representations as to the selection criteria used in determining the Sample Sites or the Sample Tenant Leases.

File Review Procedures of the Sample Sites:

For each of the Sample Sites, we performed comparisons of the tower site characteristics (the “Cellular Site Characteristics”) set forth on the Statistical Data File and indicated below.

Cellular Site Characteristics

1. Site identification number (for informational purpose only) 2. Site state 3. Ground interest 4. Tower type 5. Tower height	6. Monthly ground rent expense* 7. Monthly revenue share rent expense* 8. Monthly expense reimbursement* 9. Monthly operating expenses* 10. Final ground lease expiration date#

*	As of September 30, 2018
#	For Sample Sites that are indicated as “leased,” “50 year no fee lease,” “Leased – Gov’t” or “assignment of rents” on the Statistical Data File.

Member of Deloitte Touche Tohmatsu Limited

We compared Cellular Site Characteristics 2. and 3. to the (i) ground lease agreement or any amendments thereto (collectively, the “Ground Lease Agreement”), for those Sample Sites that are indicated as “leased,” “50 year no fee lease,” “Leased – Gov’t” or “assignment of rents” on the Statistical Data File, (ii) “Easement Agreement,” for those Sample Sites that are indicated as “perpetual easement” or “term easement” on the Statistical Data File, (iii) “Management and Marketing Agreement,” for those Sample Sites that are indicated as “managed” on the Statistical Data File or (iv) “Deed,” for those Sample Sites that are indicated as “owned” on the Statistical Data File.

We compared Cellular Site Characteristics 4. and 5. to photographs, site audits, engineering reports or construction drawings set forth in the Company records (collectively, the “Engineering Records”). Additionally, at your instruction, with respect to our comparison of Cellular Site Characteristic 4., (i) a tower type of “lattice,” as set forth on the Statistical Data File, is deemed to be “in agreement” with a tower type of “self-supporting,” as set forth on the Engineering Records and (ii) we did not perform any procedures for Sample Sites with a tower type of “land only,” as set forth on the Statistical Data File. Further, at your instruction, with respect to our comparison of Cellular Site Characteristic 5., (i) differences of ten feet or less are deemed to be “in agreement” and (ii) we did not perform any procedures for Sample Sites with a tower type of “land only” or “DAS” as set forth on the Statistical Data File.

With respect to Cellular Site Characteristics 6. and 7., for Sample Sites with a ground interest (i) indicated as “owned,” as set forth on the Statistical Data File, we observed a value of zero on the Statistical Data File or (ii) not indicated as “owned”, we compared the monthly ground rent expense and monthly revenue share rent expense to the corresponding information set forth on or derived from to the Ground Lease Agreement, the Easement Agreement or the Management and Marketing Agreement. Further, at your instruction, for purposes of such comparisons of Cellular Site Characteristics 6. and 7., differences of 2.5% or less of the monthly ground rent expense or monthly revenue share rent expense, as applicable, indicated on the Statistical Data File are deemed to be “in agreement.”

We compared Cellular Site Characteristics 8. and 9. to the corresponding information set forth on the monthly expense worksheet as of September 30, 2018 (the “Unaudited Trial Balance”). Further, for purposes of such comparisons of Cellular Site Characteristics 8. and 9., differences of 2.5% or less of the monthly expense reimbursement and monthly operating expense, as applicable, indicated on the Statistical Data File are deemed to be “in agreement.”

We compared Cellular Site Characteristic 10. to the Ground Lease Agreement. Further, for purposes of such comparisons of Cellular Site Characteristic 10., differences of thirty days or less are deemed to be “in agreement.”

The cellular site documents described above and any other related documents used in support of the Cellular Site Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Site Documentation.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Site Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Site Documentation. In addition, we make no representations as to whether the Site Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Sites.

File Review Procedures of the Sample Tenant Leases:

For each of the Sample Tenant Leases, we performed comparisons of the tenant lease characteristics (the “Tenant Lease Characteristics”) set forth on the Statistical Data File and indicated below.

Tenant Lease Characteristics

1. Lease identification number (for informational purposes only) 2. Customer name 3. Monthly revenue* 4. Lease current expiration date 5. Lease final expiration date	6. Lease escalation frequency 7. Escalation type 8. Escalation amount 9. Billing frequency 10. Investment grade

*	As of September 30, 2018

We compared Tenant Lease Characteristic 2. to the corresponding information set forth on or derived from the tenant lease agreement and any amendments thereto or the “Memorandum of Lease Abstract” (collectively, the “Tenant Lease Agreement”).

We compared Tenant Lease Characteristic 3. to the corresponding information set forth on or derived from the Tenant Lease Agreement or the “Monthly Invoice.” For purposes of such comparisons of Tenant Lease Characteristic 3., in the instances in which the Tenant Lease Agreement refers to a variable escalation increase based on the Consumer Price Index (“CPI”), using the methodologies provided to us by the Company, we recalculated the monthly revenue using the “CPI Increase Report” and compared the result to the corresponding amount set forth in the Statistical Data File.

We compared Tenant Lease Characteristics 4. through 9. to the corresponding information set forth on the Tenant Lease Agreement. Further, for purposes of such comparisons of Tenant Lease Characteristics 4. and 5., differences of thirty days or less are deemed to be “in agreement.”

We compared Tenant Lease Characteristic 10. to the parent investment ratings spreadsheet (the “Ratings Spreadsheet”) provided to us by Barclays, on behalf of the Company, on November 26, 2018.

The tenant lease documents indicated above and any other related documents provided in support of the Tenant Lease Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Tenant Lease Documentation.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Tenant Lease Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein. Further, we make no representations as to whether the Tenant Lease Documentation are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Tenant Leases.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Cellular Site Characteristics and Tenant Lease Characteristics set forth on the Statistical Data File were found to be in agreement, except as described in Appendix A for the Cellular Site Characteristics and Appendix B for the Tenant Lease Characteristics. Supplemental information is contained on Appendix C, Appendix D and Appendix E.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Cellular Sites or Tenant Leases underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Cellular Sites or Tenant Leases or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 26, 2018

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 26, 2018.

In applying our agreed-upon procedures as outlined above for the Statistical Data File, we observed the following:

Exception Description Number	Exception Description – Cellular Site Characteristics
1	Four differences in tower height.
2	Two differences in monthly ground rent expense.
3	One difference in monthly revenue share rent expense.
4	Three differences in final ground lease expiration date.
5	One instance in which we were not provided the Ground Lease Agreement.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 26, 2018.

In applying our agreed-upon procedures as outlined above for the Statistical Data File, we observed the following:

Exception Description Number	Exception Description – Tenant Lease Characteristics
1	Six differences in monthly revenue.
2	Six differences in lease current expiration date.
3	Seventeen differences in lease final expiration date.
4	Twelve differences in lease escalation frequency.
5	Eighteen differences in escalation amount.
6	One difference in billing frequency.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 26, 2018 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Site number	Cellular Site Characteristic	Cellular Site Characteristic set forth on the Statistical Data File	Cellular Site Characteristic set forth on the Site Documentation
1	[REDACTED]	Tower height	0 ft.	286 .75
1	[REDACTED]	Tower height	179.99 ft.	194 ft.
1	[REDACTED]	Tower height	503.99 ft.	357 ft.
1	[REDACTED]	Tower height	499.99 ft.	479.99 ft.
2	[REDACTED]	Monthly ground rent expense	$350.00	$393.00
2	[REDACTED]	Monthly ground rent expense	$547.99	$569.00
3	[REDACTED]	Monthly revenue share rent expense	$1,307.01	$1,374.00
4	[REDACTED]	Final ground lease expiration date	6/14/2028	6/14/2052
4	[REDACTED]	Final ground lease expiration date	9/30/2021	2/28/2031
4	[REDACTED]	Final ground lease expiration date	11/8/2024	11/8/2034

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 26, 2018 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix A

In applying our agreed-upon procedures as outlined above, we were not provided the Ground Lease Agreement for the following Sample Site:

Exception Description Number	Sample Site number	Cellular Site Characteristics not verified
5	[REDACTED]	Site state, ground interest, monthly ground rent expense, monthly revenue share rent expense and final ground lease expiration date

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 26, 2018 (Redacted)

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Tenant Lease	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
1	[REDACTED]	Monthly revenue	$813	$836
1	[REDACTED]	Monthly revenue	$5,254	$5,504
1	[REDACTED]	Monthly revenue	$1,544	$1,749
1	[REDACTED]	Monthly revenue	$1,882	$1,907
1	[REDACTED]	Monthly revenue	$8,755	$8,925
1	[REDACTED]	Monthly revenue	$1,452	$1,495
2	[REDACTED]	Lease current expiration date	12/31/2018	6/9/2021
2	[REDACTED]	Lease current expiration date	12/31/2018	3/30/2021
2	[REDACTED]	Lease current expiration date	6/9/2020	6/9/2021
2	[REDACTED]	Lease current expiration date	12/31/2020	12/31/2018
2	[REDACTED]	Lease current expiration date	12/31/2018	2/13/2022
2	[REDACTED]	Lease current expiration date	3/31/2020	3/31/2019
3	[REDACTED]	Lease final expiration date	12/31/2018	6/9/2021
3	[REDACTED]	Lease final expiration date	12/31/2018	3/30/2021
3	[REDACTED]	Lease final expiration date	6/9/2023	6/9/2021
3	[REDACTED]	Lease final expiration date	10/31/2021	10/31/2041
3	[REDACTED]	Lease final expiration date	4/15/2033	4/15/2048
3	[REDACTED]	Lease final expiration date	11/30/2030	11/30/2035
3	[REDACTED]	Lease final expiration date	12/31/2021	12/31/2041
3	[REDACTED]	Lease final expiration date	6/30/2021	6/30/2056
3	[REDACTED]	Lease final expiration date	12/31/2018	2/13/2047
3	[REDACTED]	Lease final expiration date	8/30/2032	8/30/2035
3	[REDACTED]	Lease final expiration date	7/31/2037	7/31/2033
3	[REDACTED]	Lease final expiration date	2/28/2022	2/28/2042
3	[REDACTED]	Lease final expiration date	5/31/2048	5/31/2047
3	[REDACTED]	Lease final expiration date	2/29/2020	2/29/2040
3	[REDACTED]	Lease final expiration date	10/31/2019	10/31/2039
3	[REDACTED]	Lease final expiration date	2/29/2020	2/29/2040
3	[REDACTED]	Lease final expiration date	3/31/2038	3/31/2037
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months

Exception Description Number	Sample Tenant Lease	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
4	[REDACTED]	Lease escalation frequency	12 months	60 months
5	[REDACTED]	Escalation amount	3.0%	4.0%
5	[REDACTED]	Escalation amount	3.0%	15.0%
5	[REDACTED]	Escalation amount	1.5%	2.5%
5	[REDACTED]	Escalation amount	4.7%	2.9%
5	[REDACTED]	Escalation amount	1.0%	2.8%
5	[REDACTED]	Escalation amount	3.0%	15.0%
5	[REDACTED]	Escalation amount	2.5%	12.5%
5	[REDACTED]	Escalation amount	2.0%	7.5%
5	[REDACTED]	Escalation amount	1.3%	1.8%
5	[REDACTED]	Escalation amount	3.0%	15.0%
5	[REDACTED]	Escalation amount	3.0%	10.0%
5	[REDACTED]	Escalation amount	3.0%	5.0%
5	[REDACTED]	Escalation amount	2.0%	10.0%
5	[REDACTED]	Escalation amount	3.0%	15.0%
5	[REDACTED]	Escalation amount	3.0%	15.0%
5	[REDACTED]	Escalation amount	2.0%	10.0%
5	[REDACTED]	Escalation amount	2.0%	10.0%
5	[REDACTED]	Escalation amount	3.0%	15.0%
6	[REDACTED]	Billing frequency	Monthly	Annual

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.